Total revenue and income - Summary of disaggregation by geographic location (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	R$ 12,077,112	R$ 8,151,605	R$ 5,127,808
Selected assets	7,806,597	3,378,500
Brazil
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	11,723,976	7,454,304	4,790,236
Selected assets	7,698,115	3,244,421
United States
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	332,046	655,817	307,456
Selected assets	106,736	129,956
Europe
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	21,090	41,484	R$ 30,116
Selected assets	R$ 1,746	R$ 4,123